Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 815,644	$ 1,175,198	$ 649,820
Cash on hand in banks [Member]
Cash and cash equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	367,076	951,092	629,146
Time deposits [Member]
Cash and cash equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 448,568	$ 224,106	$ 20,674